Future operations and going concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
The WISeKey Group
Net operating loss	$ (47,694,000)	$ (27,423,000)	$ (13,300,000)
Working capital	$ 420,500,000